Income Taxes - Changes in Amounts of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 103,618	$ 100,092	$ 58,002
Additions based on tax positions related to the current year	9,754	6,629	31,758
Additions for tax positions of prior years	4,544	5,036	3,560
Decrease for tax position of prior years	(8,958)	(266)	(57)
Decrease related to settlements	(23,346)	0	0
Decrease due to lapse of statute of limitations	(580)	(344)	(520)
(Decrease) increase from currency translation	(5,749)	(7,529)	7,349
Balance at end of year	$ 79,283	$ 103,618	$ 100,092